Annual Total Returns- JPMorgan Equity Income Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Equity Income Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.59%	13.44%	31.60%	13.76%	(2.31%)	14.84%	17.55%	(4.46%)	26.29%	3.62%